Consolidated Balance Sheets (Parentheticals)		Jun. 30, 2024 $ / shares shares	Jun. 30, 2023 $ / shares shares
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share and Dollars per share) | (per share)	[1]	$ 0.0000625	$ 0.0000625
Ordinary shares, shares authorized	[1]	800,000,000	800,000,000
Ordinary shares, shares issued	[1]	16,000,000	16,000,000
Ordinary shares, shares outstanding	[1]	16,000,000	16,000,000

[1]	Giving retroactive effect to the 16,000-for-1 share split effected on October 18, 2022.